UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wilson Capital Management LLC

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number: 28-11737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David S. Wilson
Title:    Managing Member
Phone:    (212) 692-6320


Signature, Place and Date of Signing:

/s/ David S. Wilson              New York, New York          August 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total: $94,485
                                       (thousands)


List of Other Included Managers:  NONE


                                                     FORM 13F INFORMATION TABLE
                                                    Wilson Capital Management LLC
                                                            June 30, 2008


                                TITLE OF                     VALUE     SHRS OR  SH/ PUT/   INVSMT   OTHR       VOTING AUTHORITY
NAME OF ISSUER                  CLASS           CUSIP       (X$1000)   PRN AMT  PRN CALL   DSCRTN   MGRS    SOLE     SHARED  NONE

AMERICAN AXLE & MFG HLDGS IN    COM             024061103   1,143      143,100  SH         SOLE     NONE    143,100
AMERICAN WTR WKS CO INC NEW     COM             030420103   3,975      179,200  SH         SOLE     NONE    179,200
ARCH COAL INC                   COM             039380100   2,919       38,900  SH         SOLE     NONE     38,900
CBS CORP NEW                    CL B            124857202   2,193      112,500  SH         SOLE     NONE    112,500
CELANESE CORP DEL               COM SER A       150870103   2,904       63,600  SH         SOLE     NONE     63,600
CHAMPION ENTERPRISES INC        COM             158496109   1,933      330,500  SH         SOLE     NONE    330,500
COGNIZANT TECHNOLOGY SOLUTIO    CL A            192446102   2,217       68,200  SH         SOLE     NONE     68,200
DIANA SHIPPING INC              COM             Y2066G104   1,477       48,100  SH         SOLE     NONE     48,100
DRYSHIPS INC                    SHS             Y2109Q101   2,886       36,000  SH         SOLE     NONE     36,000
EAGLE BULK SHIPPING INC         COM             Y2187A101   4,462      150,900  SH         SOLE     NONE    150,900
EAGLE MATERIALS INC             COM             26969P108   1,758       69,400  SH         SOLE     NONE     69,400
F M C CORP                      COM NEW         302491303   5,475       70,700  SH         SOLE     NONE     70,700
FISERV INC                      COM             337738108   2,327       51,300  SH         SOLE     NONE     51,300
GENENTECH INC                   COM NEW         368710406   2,801       36,900  SH         SOLE     NONE     36,900
GUESS INC                       COM             401617105   2,562       68,400  SH         SOLE     NONE     68,400
GULFMARK OFFSHORE INC           COM             402629109   1,367       23,500  SH         SOLE     NONE     23,500
HOLOGIC INC                     COM             436440101   2,841      130,344  SH         SOLE     NONE    130,344
HUNTSMAN CORP                   COM             447011107   1,140      100,000  SH         SOLE     NONE    100,000
INTERNATIONAL GAME TECHNOLOG    COM             459902102   1,222       48,900  SH         SOLE     NONE     48,900
HUNT J B TRANS SVCS INC         COM             445658107   5,531      166,200  SH         SOLE     NONE    166,200
MARATHON ACQUISITION CORP       COM             565756103   1,095      140,000  SH         SOLE     NONE    140,000
MCDERMOTT INTL INC              COM             580037109   6,022       97,300  SH         SOLE     NONE     97,300
MGM MIRAGE                      COM             552953101   1,457       43,000  SH         SOLE     NONE     43,000
OLD DOMINION FREIGHT LINE INC   COM             679580100   4,161      138,600  SH         SOLE     NONE    138,600
PEABODY ENERGY CORP             COM             704549104   4,455       50,600  SH         SOLE     NONE     50,600
PENN VA CORP                    COM             707882106   2,496       33,100  SH         SOLE     NONE     33,100
QUANTA SVCS INC                 COM             74762E102   5,097      153,200  SH         SOLE     NONE    153,200
QUEST DIAGNOSTICS INC           COM             74834L100   1,289       26,600  SH         SOLE     NONE     26,600
RYANAIR HLDGS PLC               SPONSORED ADR   783513104   1,580       55,100  SH         SOLE     NONE     55,100
SAFE BULKERS INC                COM             Y7388L103   1,815       96,200  SH         SOLE     NONE     96,200
SOUTHWESTERN ENERGY CO          COM             845467109   5,418      113,800  SH         SOLE     NONE    113,800
STERLING CONSTRUCTION CO INC    COM             859241101     225       11,336  SH         SOLE     NONE     11,336
THOR INDS INC                   COM             885160101     740       34,800  SH         SOLE     NONE     34,800
TRINITY INDS INC                COM             896522109   3,563      102,700  SH         SOLE     NONE    102,700
WEYERHAEUSER CO                 COM             962166104   1,938       37,900  SH         SOLE     NONE     37,900


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